Income and Expenses - Summary of Employee Benefits Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Wages and salaries	€ 617.8	€ 544.8	€ 345.9
Social security costs	76.7	58.6	31.7
Pension costs	4.1	2.1	1.2
Total	€ 698.6	€ 605.5	€ 378.8